BORROWINGS (Current and Non-Current Information on Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings [abstract]
Bank borrowings, undiscounted cash flows, non-current	$ 9,353	$ 534,352
Non-current portion, bonds	747,260	0
Non-current portion, debentures	454,136	0
Less: debt issue costs, non-current	(4,788)	(1,651)
Non-current borrowings	1,205,961	532,701
Bank borrowings, undiscounted cash flows, current	915,989	500,091
Current bonds	23,485	0
Current debentures	4,220	0
Less: debt issue costs, current	(3,241)	(927)
Current borrowings	940,453	499,164
Total Financial Debt	$ 2,146,414	$ 1,031,865